Investment Strategy	Jun. 13, 2025
Cloverpoint Core Alpha US ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a concentrated portfolio of equity securities providing exposure to U.S. companies that are favored by selected investment managers. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the securities of U.S. companies. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the United States; (ii) at least 50% of the company’s revenue is generated in the United States; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States; or (iv) the company’s securities are traded principally in the United States. The Fund will invest in common stocks of large-, mid-, and small-capitalization companies. The Fund may also invest in depositary receipts (e.g., American Depositary Receipts (“ADRs”)).
To construct the Fund’s portfolio, the Fund’s investment sub-adviser, Cloverpoint, LLC (the “Sub-Adviser”), screens the portfolio holdings of selected managers using information contained in Form 13F filings and other similar regulatory filings to identify what it considers to be the managers’ high-conviction, high-consensus holdings. Based on its extensive experience with and developed network of investment managers (largely hedge fund managers), the Sub-Adviser identifies managers it believes have long-term fundamental approaches to investing and have demonstrated an ability to consistently generate alpha, focusing on managers with low turnover and those whose top holdings (generally or within the manager’s investment universe or style) have outperformed over time. Quantitative analysis is performed on the managers’ portfolios to determine how effective they are at concentrating in their best holdings by analyzing whether and how frequently their top holdings outperform both their total portfolio and appropriate, style-specific benchmarks. This process identifies managers that demonstrate stock-picking skill within their investment universes or styles (e.g., “growth”, ”quality”, or “value”) and the managers’ holdings that the Sub-Adviser considers to be their high-conviction, high-consensus holdings.
In addition to the processes described above, the Sub-Adviser’s insight and judgment are also employed to adjust holdings and manage risk. For example, the Sub-Adviser’s investment team may eliminate positions if they are believed to be part of a paired long/short trade by the manager or result from an IPO of a matured private investment made in the past. The Sub-Adviser may also adjust the Fund’s holdings if the portfolio indicates excessive beta (volatility or systematic risk compared to the market), or overexposure to factors like momentum investing (a strategy that aims to capitalize on the continuance of existing trends in the market) or crowding risk (the tendency of investors to focus on a similar set of strategies or stocks).
The Sub-Adviser expects the Fund’s portfolio will typically have exposure to multiple different investment styles (e.g., growth, quality, or value) given the diversity of styles among managers from whom the stocks are sourced. The Sub-Adviser believes that combining the high-conviction holdings from multiple managers with different investment styles, approaches, and expertise into a single portfolio provides greater diversification. Thus, the Core Alpha strategy can play the role of a “Core” holding while holding only “Alpha” opportunities. The Fund may also, at times, invest in other ETFs or the underlying holdings of such ETFs to provide exposure to desired factors or sectors.
Institutional investment managers with greater than $100 million in assets under management report their U.S. equity holdings on Form 13F, which is filed with the U.S. Securities and Exchange Commission and made public 45 days after the end of each calendar quarter. The Fund’s portfolio is generally rebalanced quarterly following the Form 13F filing timeline.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the securities of U.S. companies.
Cloverpoint Core Alpha International ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a concentrated portfolio of equity securities providing exposure to international companies that are favored by selected investment managers. Equity securities include common stock and depositary receipts (e.g., American Depositary Receipts (“ADRs”)). The Fund will invest in securities of large-, mid-, and small-capitalization companies and companies tied economically to a number of countries throughout the world, including both developed and emerging market countries.
To construct the Fund’s portfolio, the Fund’s investment sub-adviser, Cloverpoint, LLC (the “Sub-Adviser”), screens the portfolio holdings of selected managers using information contained in Form 13F filings and other similar regulatory filings to identify what it considers to be the managers’ high-conviction, high-consensus holdings. Based on its extensive experience with and developed network of investment managers (largely hedge fund managers), the Sub-Adviser identifies managers it believes have long-term fundamental approaches to investing and have demonstrated an ability to consistently generate alpha, focusing on managers with low turnover and those whose top holdings (generally or within the manager’s investment universe or style) have outperformed over time. Quantitative analysis is performed on the managers’ portfolios to determine how effective they are at concentrating in their best holdings by analyzing whether and how frequently their top holdings outperform both their total portfolio and appropriate, style-specific benchmarks. This process identifies managers that demonstrate stock-picking skill within their investment universes or styles (e.g., “growth”, ”quality”, or “value”) and the managers’ holdings that the Sub-Adviser considers to be their high-conviction, high-consensus holdings.
In addition to the processes described above, the Sub-Adviser’s insight and judgment are also employed to adjust holdings and manage risk. For example, the Sub-Adviser’s investment team may eliminate positions if they are believed to be part of a paired long/short trade by the manager or result from an IPO of a matured private investment made in the past. The Sub-Adviser may also adjust the Fund’s holdings if the portfolio indicates excessive beta (volatility or systematic risk compared to the market), or overexposure to factors like momentum investing (a strategy that aims to capitalize on the continuance of existing trends in the market) or crowding risk (the tendency of investors to focus on a similar set of strategies or stocks).
The Sub-Adviser expects the Fund’s portfolio will typically have exposure to multiple different investment styles (e.g., growth, quality or value) given the diversity of styles among managers from whom the stocks are sourced. The Sub-Adviser believes that combining the high-conviction holdings from multiple managers with different investment styles, approaches, and expertise into a single portfolio provides greater diversification. Thus, the Core Alpha strategy can play the role of a “Core” holding while holding only “Alpha” opportunities. The Fund may also, at times, invest in other ETFs or the underlying holdings of such ETFs to provide exposure to desired factors or sectors.
Institutional investment managers with greater than $100 million in assets under management report their U.S. equity holdings on Form 13F, which is filed with the U.S. Securities and Exchange Commission and made public 45 days after the end of each calendar quarter. The Fund’s portfolio is generally rebalanced quarterly following the Form 13F filing timeline.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a concentrated portfolio of equity securities providing exposure to international companies that are favored by selected investment managers. Equity securities include common stock and depositary receipts (e.g., American Depositary Receipts (“ADRs”)). The Fund will invest in securities of large-, mid-, and small-capitalization companies and companies tied economically to a number of countries throughout the world, including both developed and emerging market countries.
Cloverpoint Core Alpha Global ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a concentrated portfolio of equity securities providing exposure to U.S. and non-U.S. companies that are favored by selected investment managers. Equity securities include common stock and depositary receipts (e.g., American Depositary Receipts (“ADRs”)). The Fund will invest in securities of large-, mid-, and small-capitalization companies and companies tied economically to a number of countries throughout the world, including both developed and emerging market countries.
To construct the Fund’s portfolio, the Fund’s investment sub-adviser, Cloverpoint, LLC (the “Sub-Adviser”), screens the portfolio holdings of selected managers using information contained in Form 13F filings and other similar regulatory filings to identify what it considers to be the managers’ high-conviction, high-consensus holdings. Based on its extensive experience with and developed network of investment managers (largely hedge fund managers), the Sub-Adviser identifies managers it believes have long-term fundamental approaches to investing and have demonstrated an ability to consistently generate alpha, focusing on managers with low turnover and those whose top holdings (generally or within the manager’s investment universe or style) have outperformed over time. Quantitative analysis is performed on the managers’ portfolios to determine how effective they are at concentrating in their best holdings by analyzing whether and how frequently their top holdings outperform both their total portfolio and appropriate style-specific benchmarks. This process identifies managers that demonstrate stock-picking skill within their investment universes or styles (e.g., “growth”, ”quality”, or “value”) and the managers’ holdings that the Sub-Adviser considers to be their high-conviction, high-consensus holdings.
In addition to the processes described above, the Sub-Adviser’s insight and judgment are also employed to adjust holdings and manage risk. For example, the Sub-Adviser’s investment team may eliminate positions if they are believed to be part of a paired long/short trade by the manager or result from an IPO of a matured private investment made in the past. The Sub-Adviser may also adjust the Fund’s holdings if the portfolio indicates excessive beta (volatility or systematic risk compared to the market), or overexposure to factors like momentum investing (a strategy that aims to capitalize on the continuance of existing trends in the market) or crowding risk (the tendency of investors to focus on a similar set of strategies or stocks).
The Sub-Adviser expects the Fund’s portfolio will typically have exposure to multiple different investment styles (e.g., growth, quality, or value) given the diversity of styles among managers from whom the stocks are sourced. The Sub-Adviser believes that combining the high-conviction holdings from multiple managers with different investment styles, approaches, and expertise into a single portfolio provides greater diversification. Thus, the Core Alpha strategy can play the role of a “Core” holding while holding only “Alpha” opportunities. The Fund may also, at times, invest in other ETFs or the underlying holdings of such ETFs to provide exposure to desired factors or sectors.
Institutional investment managers with greater than $100 million in assets under management report their U.S. equity holdings on Form 13F, which is filed with the U.S. Securities and Exchange Commission and made public 45 days after the end of each calendar quarter. The Fund’s portfolio is generally rebalanced quarterly following the Form 13F filing timeline.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a concentrated portfolio of equity securities providing exposure to U.S. and non-U.S. companies that are favored by selected investment managers. Equity securities include common stock and depositary receipts (e.g., American Depositary Receipts (“ADRs”)). The Fund will invest in securities of large-, mid-, and small-capitalization companies and companies tied economically to a number of countries throughout the world, including both developed and emerging market countries.
Cloverpoint Core Alpha Power Evolution ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of securities of companies in the energy, materials, and industrial sectors engaged in energy transition-related activities. The Fund’s investment sub-adviser, Cloverpoint, LLC (the “Sub-Adviser”), seeks companies that it believes may benefit from global growth opportunities resulting from structural changes related to the transition to clean energy. These companies are selected based on their activities, not their environmental, social or governance practices, and may be in both alternative energy (e.g., solar, wind, geothermal) as well as traditional energy (e.g., coal, petroleum, natural gas). Companies engaged in energy transition-related activities include companies that generate the products, services, and commodities needed to address energy transition and that may be involved directly or indirectly in, among other areas, renewable power, traditional energy production, water management, waste management, electrification, battery storage, mobility, mining and material, hydrogen, biofuels, and agriculture, as well as service providers supporting energy transition-related activities and other operations that help to address energy demand. The Fund will invest primarily in equity securities which include common stock and depositary receipts (e.g., American Depositary Receipts (“ADRs”)). The Fund will invest in securities of U.S. and non-U.S. companies, large-, mid-, and small-capitalization companies and companies in both developed and emerging market countries, including, among others, China.
Energy transition refers to the global energy sector's shift from fossil-based systems of energy production and consumption to renewable energy sources. To meet global energy consumption projections, it is critical to have responsible energy expansion and targeted investment to achieve energy transition. The Sub-Adviser believes increasing demand for natural resources, driven by population growth and industrialization of emerging markets, coupled with limited supply of resources, favors an upward trend in resource prices and increased demand for the companies that extract, refine, and transport them. The Fund’s strategy seeks to invest in the securities of companies that may benefit from this expected long-term rise in natural resource prices and in companies creating solutions for energy demand. The Sub-Adviser believes the best way to capitalize on the energy transition investment opportunity is to identify companies that generate the products, services, and commodities needed to address growing energy demand.
To construct the Fund’s portfolio, the Sub-Adviser screens the portfolio holdings of selected managers using information contained in Form 13F filings and other similar regulatory filings to identify what it considers to be the managers’ high-conviction, high-consensus holdings of energy transition companies. Based on its extensive experience with and developed network of investment managers (largely hedge fund managers), the Sub-Adviser identifies managers it believes have long-term fundamental approaches to investing and have demonstrated an ability to consistently generate alpha, focusing on managers with low turnover and those whose top holdings (generally or within the manager’s investment universe or style) have outperformed over time. Quantitative analysis is performed on the managers’ portfolios to determine how effective they are at concentrating in their best holdings by analyzing whether and how frequently their top holdings outperform both their total portfolio and appropriate, style-specific benchmarks. This process identifies managers that demonstrate consistent stock-picking skill within their investment universes or styles and the managers’ holdings that the Sub-Adviser considers to be their high-conviction, high-consensus holdings.
In addition to the processes described above, the Sub-Adviser’s insight and judgment are also employed to adjust holdings and manage risk. For example, the Sub-Adviser’s investment team may eliminate positions if they are believed to be part of a paired long/short trade by the manager or result from an IPO of a matured private investment made in the past. The Sub-Adviser may also adjust the Fund’s holdings if the portfolio indicates excessive beta (volatility or systematic risk compared to the market), or overexposure to factors like momentum investing (a strategy that aims to capitalize on the continuance of existing trends in the market) or crowding risk (the tendency of investors to focus on a similar set of strategies or stocks).
The Fund may also, at times, invest in other ETFs that provide exposure to energy transition-related activities. The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of energy-related companies.
Institutional investment managers with greater than $100 million in assets under management report their U.S. equity holdings (and securities of foreign issuers listed on a national market) on Form 13F, which is filed with the U.S. Securities and Exchange Commission and made public 45 days after the end of each calendar quarter. The Fund’s portfolio is generally rebalanced quarterly following the Form 13F filing timeline.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of securities of companies in the energy, materials, and industrial sectors engaged in energy transition-related activities.